Bond Market Index Fund [Member]
BOND MARKET INDEX FUND
Supplement dated January 9, 2015
to the Classes A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, R-6 and S Shares Prospectus
for Principal Funds, Inc.
dated December 31, 2014

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Delete Footnote 1 to the Annual Fund Operating Expenses table and substitute:

(1)	Expense information in the table has been restated to reflect current fees. Effective December 31, 2013, Distribution and/or Service (12b-1) Fees for Class J shares were reduced.